Operating Segments and Geographic Information (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Revenue by geographic area	The following tables set forth revenue and net long-lived assets by geographic area:

	Year Ended December 31,
	2020	2019	2018

	(in thousands)
Revenue
United States, country of domicile	$144,776	$125,682	$105,774
United Kingdom	31,649	28,422	26,199
All other international	126,446	109,414	96,321
Total revenue	$302,871	$263,518	$228,294

Long-lived assets by geographic area

	December 31,
	2020	2019

	(in thousands)
Long-lived assets, net
United States, country of domicile	$4,774	$4,710
Switzerland	10,202	6,045
Canada	1,126	1,377
All other international	3,488	1,275
Total long-lived assets, net	$19,590	$13,407